Accrued Liabilities Table (details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Accrued Liabilities [Line Items]
Other accrued liabilities	$ 612		$ 1,935
Accrued interest expense	15,868		2,251
Short-term asset retirement obligations	1,711		875
Short-term remediation and reclamation obligations	799		1,679
Accrued liabilities	147,651	[1],[2]	92,037	[1],[2]
Accrued Capital Expenditures [Member]
Accrued Liabilities [Line Items]
Other accrued liabilities	112,311		60,391
Accrued Plant Purchases [Member]
Accrued Liabilities [Line Items]
Other accrued liabilities	16,350		19,607
Construction Ownership Operation Agreement [Member]
Accrued Liabilities [Line Items]
Other accrued liabilities			$ 5,299

[1]	Financial information has been recast to include the financial position and results attributable to the Non-Operated Marcellus Interest. See Note 2.
[2]	Accrued liabilities include amounts payable to affiliates of $0.1 million and $0.3 million as of December 31, 2012 and 2011, respectively.